Weighted-average Assumptions Used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	4.40%	4.40%
Long-term rate of return on plan assets	5.10%	4.70%	4.70%
Rate of compensation increase	2.80%	2.80%	4.00%